Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2013
Common Stock and Additional Paid-in Capital [Abstract]
Shareholders' equity
	Number of non vested shares	Weighted average grant date fair value per non vested shares
	1	1
Balance December 31, 2011	-	$-
Granted	153,150	16.34
Forfeited	(77,150)	16.28
Vested	(2,500)	16.50
Balance December 31, 2012	73,500	16.40
Granted	342,400	17.19
Forfeited	(15,900)	16.90
Vested	(160,133)	16.92
Balance December 31, 2013	239,867	$17.15

1	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2011	-	$-
Granted and vested	2,500	16.50
As at December 31, 2012	2,500	$16.50
Granted and vested	117,133	17.18
Non vested shares granted in prior years and vested 2013	43,000	16.16
As at December 31, 2013	162,633	$16.90